Equity - Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,969,339	₩ 3,456,487
Expected regulatory reserve for loan losses	274,226	512,852
Ending balance	₩ 4,243,565	₩ 3,969,339